Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
Note 10: Leases
Our operating leases primarily consist of real estate leases for office space and do not have any non-lease components. We do not have any finance leases. Our total variable and short-term lease payments are immaterial for all periods presented.
The Seattle, Washington lease originated in July 2012 and consists of 49,375 square feet. In September 2018, the only option to extend, which was effective October 1, 2019, was exercised to extend the term for 61 months. The extended lease will expire in October 2024.
The Gangnam-gu, Seoul, Korea office space is subleased from our parent, DUG and consists of 31,636 square feet. The subleases originated in February 2019 and were amended in October 2020 to reflect an overall increase to DUG (sublessor). The subleases will expire in September 2023.
Supplemental balance sheet and cash flow information related to operating leases is as follows (in thousands):

	Year ended December 31,
	2022	2021	2020
Operating lease right-of – use asset	$4,675	$7,764	$10,864
Accrued rent	817	934	877

Total operating lease right-of-use asset, net	$3,858	$6,830	$9,987

Short-term operating lease liabilities	3,050	3,076	3,033
Long-term operating lease liabilities	1,625	4,688	7,831

Total operating lease liabilities	$4,675	$7,764	$10,864
Supplemental cash flow information related to leases was as follows (in thousands):

	Year e nded December 31,
	2022	2021	2020
Cash paid for amounts included in the measurement of operating lease liabilities	$3,253	$3,262	$3,200
Maturities of lease liabilities are as follows (in thousands):

As of December 31, 2022	Seattle Lease	Seoul Lease (Related Party)
2023	2,037	1,092
2024	1,732	—
2025	—	—
2026	—	—

As of December 31, 2022	Seattle Lease	Seoul Lease (Related Party)
Thereafter	—	—
Less: Imputed Interest	(160)	(26)

Total	3,609	1,066